ACQUISITION	12 Months Ended
Dec. 31, 2012
ACQUISITION [Abstract]
ACQUISITION
NOTE 3:-	ACQUISITION

On September 19, 2011 ("Closing Date"), the Company completed the acquisition of 100% of the shares of RepliWeb Inc. ("RepliWeb"), a U.S.-based provider of enterprise file replication and managed file transfer technologies, through the Company's wholly owned subsidiary, Attunity Inc. The financial results of RepliWeb are included in the consolidated financial statements from the Closing Date. The total consideration is composed as follows:

•	$ 3,300 in cash;
•	$ 4,000 in cash acquired from RepliWeb.
•	1,008,065 ordinary shares of the Company issued at closing for total value of $2,621.
•
A milestone-based contingent cash payment of up to $2,000 payable in April 2013. In connection with this contingent payment consideration, the Company initially recorded at the Closing Date, an estimated liability of $1,594, which was no longer contingent as of December 31, 2012 and is included as a current payment obligation on the balance sheet.

Out of the above mentioned total consideration, approximately 3.4% was to be paid to certain employees of RepliWeb, allocated pro-rata from the aforesaid cash, shares and contingent payment components. This resulted in an amount of $386 recorded as compensation expense for the year 2011 in the statement of operations.

In addition, the Company incurred acquisition related costs in a total amount of $421, which are included in general and administrative expenses for the year 2011. Acquisition related costs include legal, accounting fees and other external costs directly related to the acquisition.

In connection with the acquisition, the Company secured a short-term loan in the principal amount of $ 3,000 from an Israeli bank (the "Bridge Loan"), which was repayable in January 2012 and bore interest at the rate of LIBOR plus 6%. The loan was repaid in September 2011.

The main reason for this acquisition was to leverage the synergy of the technologies of both companies and to benefit from a wide customer base. A significant amount of the acquisition was recorded as goodwill due to the synergies with RepliWeb.

Purchase price allocation:

Under business combination accounting, the total purchase price was allocated to RepliWeb's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Net assets (including cash of $4,631)	$4,124
Deferred revenues	(1,857)
Intangible assets	3,201
Goodwill	6,941
Deferred tax liability	(1,280)

Total purchase price	$11,129

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, highest and best use of the acquired assets and estimates of future performance of RepliWeb's products. In its allocation, the Company also considered the fair value of intangible assets based on a market participant approach to valuation performed by a third party valuation firm using an income approach and estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with the RepliWeb acquisition:

Fair value

Core technology (1)	$2,166
Customer relationships (2)	1,035

Total intangible assets	$3,201

(1)
Core technology represents a combination of RepliWeb processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 5 years using the accelerated method.

(2)	Customer relationships represent the underlying relationships and agreements with RepliWeb's installed customer base and are amortized over 5 years using the accelerated method.

The following unaudited condensed combined pro forma information for the years ended December 31, 2011 and 2010, gives effect to the acquisition of RepliWeb as if the acquisition had occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net income includes additional amortization of intangible assets related to the acquisition of $777 and $1,074 in 2011 and 2010, respectively, and related tax effects.

	Year ended December 31
	2011	2010
	Unaudited

Revenues	$20,970	$17,785
Net loss	$(1,863)	$(1,788)
Basic and diluted loss per share	$(0.05)	$(0.06)